Property, Plant and Equipment - Additional Information (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Leasehold Improvements and Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Construction in progress	$ 774,000	$ 6,312,000